JPMORGAN INCOME FUNDS

JPMorgan Strategic Income Fund
 (All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated February 3, 2009
to the Prospectuses dated July 1, 2008,
as supplemented

NOTICE OF LIQUIDATION OF THE JPMORGAN STRATEGIC INCOME FUND. The Board of Trustees of the JPMorgan Strategic Income Fund (the “Fund”) has approved the liquidation and dissolution of the Fund on or about February 24, 2009 (the “Liquidation Date”). Unless you have an individual retirement account where State Street Bank & Trust Company serves as custodian (IRA), on the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. If you have an IRA, your shares will be exchanged for the corresponding class of shares of the JPMorgan Liquid Assets Money Market Fund as specified below if you do not provide alternative direction prior to the Liquidation Date.

Share Class of JPMorgan Strategic Income Fund	Share Class of JPMorgan Liquid Assets Money Market Fund
Class A Shares	Morgan Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Select Class Shares	Morgan Shares

IN LIGHT OF THE PLANNED LIQUIDATION, SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-SILIQ-209

JPMORGAN INCOME FUNDS

JPMorgan Strategic Income Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated February 3, 2009
to the Statement of Additional Information
dated July 1, 2008,
as supplemented

NOTICE OF LIQUIDATION OF THE JPMORGAN STRATEGIC INCOME FUND. The Board of Trustees of the JPMorgan Strategic Income Fund (the “Fund”) has approved the liquidation and dissolution of the Fund on or about February 24, 2009 (the “Liquidation Date”). Unless you have an individual retirement account where State Street Bank & Trust Company serves as custodian (IRA), on the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. If you have an IRA, your shares will be exchanged for the corresponding class of shares of the JPMorgan Liquid Assets Money Market Fund as specified below if you do not provide alternative direction prior to the Liquidation Date. As of the Liquidation Date, all references to the Fund in the Statement of Additional Information are hereby deleted.

Share Class of JPMorgan Strategic Income Fund	Share Class of JPMorgan Liquid Assets Money Market Fund
Class A Shares	Morgan Shares
Class B Shares	Class B Shares
Class C Shares	Class C Shares
Select Class Shares	Morgan Shares

IN LIGHT OF THE PLANNED LIQUIDATION, SHARES OF THE FUND ARE NO LONGER BEING OFFERED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-SILIQ-209